Related Parties - Schedule of Short Term Due to Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Due to related parties	₺ 45,331	₺ 6,980
Turkcell Vakfi [member]
Disclosure of transactions between related parties [line items]
Due to related parties	39,544
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Due to related parties	3,591	2,346
Wind Telecomunicazioni SPA [member]
Disclosure of transactions between related parties [line items]
Due to related parties	886	1,738
Telia Sonera International Carrier A g [member]
Disclosure of transactions between related parties [line items]
Due to related parties	523
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Due to related parties	3	1,552
Geocell LLC [member]
Disclosure of transactions between related parties [line items]
Due to related parties	2	447
Other [member]
Disclosure of transactions between related parties [line items]
Due to related parties	₺ 782	₺ 897